Document and Entity Information Document	May 26, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	May 26, 2022
Document Period End Date	May 26, 2022
Amendment Flag	false
Entity Registrant Name	Better For You Wellness, Inc.
Entity Address, Address Line One	1349 East Broad Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Country	US
Entity Address, Postal Zip Code	43205
Entity Incorporation, State Country Name	NV
City Area Code	614
Local Phone Number	368-9898
Entity File Number	000-56262
Entity Central Index Key	0001852707
Entity Emerging Growth Company	true
Entity Tax Identification Number	87-2903933
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false